Total Equity - Common stock - narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total Equity
Reduction of issued capital purchases for cancellation	$ 273.6	$ 199.6
Fairfax subordinate voting shares
Total Equity
Purchases for cancellation (in shares)	364,723	387,790
Treasury shares acquired (in shares)	110,528	295,474
Value of treasury shares purchased	$ 89.6	$ 148.2
Fairfax subordinate voting shares | Normal course issuer bids
Total Equity
Purchases for cancellation (in shares)	364,723	387,790
Cost of shares purchased for cancellation	$ 273.6	$ 199.6
Retained earnings
Total Equity
Reduction of issued capital purchases for cancellation	183.2	103.5
Retained earnings | Normal course issuer bids
Total Equity
Reduction of issued capital purchases for cancellation	$ 183.2	$ 103.5